Note 10 - VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 10 - Valuation And Qualifying Accounts Tables
Valuation of qualifying accounts

Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2010:
Allowance for doubtful accounts	$8,694	$(1,317)	$(1,063)	$572	$6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	–	201	1,196
- Obsolescence	781	245	–	93	1,119
Allowance for deferred tax assets	2,489	2,460	–	(132)	4,817
	$15,178	$(831)	$(1,063)	$734	$14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$6,886	$(1,555)	$(664)	$(53)	$4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	–	(81)	1,306
- Charges related to flooding	–	3,572	–	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	–	–	875
	$14,018	$68	$(1,552)	$(278)	$12,256
Year ended December 31, 2012:
Allowance for doubtful accounts	$4,614	$(720)	$(1,425)	$111	$2,580
Inventory impairment
- Lower of cost or market	2,019	1,157	(3,945)	1,025	256
- Obsolescence	1,306	419	(336)	(16)	1,373
- Charges related to flooding	3,442	60	(3,023)	11	490
Allowance for deferred tax assets	875	466	–	–	1,341
	$12,256	$1,382	$(8,729)	$1,131	$6,040